Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect a change of name for the Intermediate Income Fund; a change in the benchmarks for Fund for Income and Intermediate Income Fund; the addition of credit default swaps as an allowable investment and the associated risks of investment; changes in the portfolio management of the Intermediate Income Fund; and the location of the account application on the web site. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios
                            Intermediate Income Fund
                                 Fund for Income

                           Supplement dated August 31,
                   2005 To the Prospectus dated March 1, 2005,
                           and revised April 12, 2005


1.    Intermediate Income Fund

      Effective, November 1, 2005, the Intermediate Income Fund will change its name to Core Bond Fund. All references to Intermediate Income Fund in the prospectus and Statement of Additional Information for Intermediate Income Fund are to be replaced with Core Bond Fund.

2.    Intermediate Income Fund

      On page 3, under "Investment Performance," delete the Average Annual Total Return table and insert the following:

-------------------------------------------------------------------------------
Average Annual Total Returns
(For the Periods ended
December 31, 2004)                  1 Year           5 Years       10 Years
-------------------------------------------------------------------------------
               Class A(1)
-------------------------------------------------------------------------------
Before Taxes                        0.21%            5.88%        5.97%
-------------------------------------------------------------------------------
After Taxes on Distributions        -1.15%           3.95%        3.82%
-------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Fund Shares             0.13%            3.84%        3.76%
-------------------------------------------------------------------------------
Lehman Brothers Intermediate(2)     3.04%            7.21%        7.16%
Gov't/Credit Index
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
Lehman Brothers Aggregate  4.34%            7.71%        7.72% Bond Index(2)
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
(1) Performance for the Class A Shares of the Fund was calculated based on the current maximum sales charge of 2.00%. From the fund's inception until April 30, 2001, the maximum sales charge was 5.75%.
(2)Effective November 1, 2005, the Fund will change its benchmark index to the Lehman Brothers Aggregate Bond Index. The Adviser believes that this index better reflects the Fund's ability to invest in a broader universe of investment grade issues. The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. It is not possible to invest directly in an index.

                                  VF-TXFI-SUPP1

3.    Fund for Income

      On page 5, under "Investment Performance," delete the Average Annual Total Return table and insert the following:


-------------------------------------------------------------------------------
Average Annual Total Returns                                   10 Years or
(For the Periods ended                                            Life of
December 31, 2004)                  1 Year           5 Years        Fund
-------------------------------------------------------------------------------
Class R
-------------------------------------------------------------------------------
Before Taxes                        2.66%            5.69%        6.49%(1,2)
-------------------------------------------------------------------------------
After Taxes on Distributions        0.66%            3.40%        4.08%(1,2)
-------------------------------------------------------------------------------
After Taxes on Distributions
and Sale of Fund Shares             1.71%            3.46%        4.06%(1,2)
-------------------------------------------------------------------------------
Lehman GNMA Index(3)                4.35%            7.00%        7.54%(2)
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
Lehman Brothers 1-5 Year U.S.       1.54%            5.78%        6.26%(2)
Gov't Bond Index(3)
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------
Before Taxes                        0.64%            5.29%        4.67%(4)
-------------------------------------------------------------------------------
Lehman GNMA Index(3)                4.35%            7.00%        6.22%(4)
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
Lehman Brothers 1-5 Year U.S.       1.54%            5.78%         5.29%(4)
Gov't Bond Index(3)
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Before Taxes                        1.23%            N/A          2.89%(5)
---------------------------------------------------------------------------- --
Lehman GNMA Index(3)                4.35%            N/A          4.92%(5)
(Index returns reflect no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
Lehman Brothers 1-5 Year U.S.       1.54%            N/A          3.72%(5)
Gov't Bond Index(3)
(Index returns reflect no deduction for fees, expenses, or taxes)
---------------------------------------------------------------------------- --
(1) The performance data does not reflect the deduction of the maximum 2.00% sales charge which was in effect for the Gradison Government Income Fund, the Fund for Income's predecessor, from its inception until July 7, 1997.
(2)Ten Year Performance
(3)Effective November 1, 2005, the Fund will change its benchmark index to the Lehman Brothers 1-to-5 Year U.S. Government Bond Index. The Adviser believes that this index better reflects the Fund's investment objective to achieve income. In addition, the Fund can invest in a broader, more diversified universe of securities than the securities contained in the Lehman GNMA Index. The Lehman Brothers 1-to-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of treasury and agency securities issued by the United States Government with maturities of one to five years. The Lehman GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. It is not possible to invest directly in an index.
(4)Performance is from March 26, 1999, inception date of Class A Shares.
(5)Performance is from March 1, 2002, inception date of Class C Shares.


                                  VF-TXFI-SUPP1

4. On page 6, under "Investments," effective January 1, 2006, please add the following:

            *Credit Default Swaps.

            A swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place. A negative credit event occurs for the underlying reference obligation in instances of bankruptcy, insolvency, restructuring, or failure to make payment. In the event a negative credit event occurs, the buyer receives the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. In the absence of a negative credit event, the seller receives fixed payments throughout the term of the contract. A Fund may be either the buyer or the seller in a credit default swap transaction.

            *Derivative Instruments: Indicates an instrument whose value is linked to or derived from another security, instrument or index.

5. On page 8, under "Risk Factors," effective January 1, 2006, please add the following:

         Additional Risks associated with investing in credit default swaps:
            o If a Fund is a buyer and no negative credit event occurs, the Fund will lose its investment and recover nothing.
            o If a Fund is a seller and a negative credit event occurs, the Fund must pay the buyer the full notional value of the reference obligation.
            o The Fund also incurs greater risk by investing in swaps than if the Fund had invested in the obligation directly.

6.    Intermediate Income Fund

      On page 23, under "Organization and Management of the Funds," replace the first paragraph under "Portfolio Management" with the following:

      Effective November 1, 2005, Thomas M. Seay is the lead portfolio manager, and Trenton Tipton-Fletcher and Craig E. Ruch are co-portfolio managers of the Core Bond Fund. Mr. Seay is a Chief Investment Officer and Senior Managing Director of Victory Capital Management Inc. (the " Adviser"). He is responsible for all fixed income portfolio management of the Adviser, including mutual funds, co-mingled funds, and separately managed accounts. He has been managing investments since 1979, and has been a portfolio manager of the Fund since November 2004. Mr. Tipton-Fletcher is a Senior Portfolio Manager and Managing Director of the Adviser, and has been associated with the Adviser since 1988. He is the Head of Securitized Bonds for the Adviser, and is responsible for all core fixed income strategies related to commercial mortgage, residential mortgage and asset-backed securities. Mr. Ruch is a Senior Portfolio Manager and Managing Director of the Adviser and has been associated with the Adviser since 2005. He is the Head of Corporate Bonds for the Adviser, and is responsible for corporate bond research, corporate bond portfolio management and trading. From February 2004 to April 2005, Mr. Ruch was a portfolio manager with Credit Suisse Asset Management, responsible for investment grade and crossover bond portfolios. From August 2003 to February 2004, Mr. Ruch was a senior high yield bond trader. Prior to August 2003, Mr. Ruch was a senior trader responsible for the telecom and utility sectors.



                                  VF-TXFI-SUPP1

      7. On page 18, in the chart below "How to Buy Shares," replace the information under "On the Internet" with the following:

      To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Mutual Funds, Account Application and Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.

      For more information, please call the Victory Funds at 800-539-3863.


                                  VF-TXFI-SUPP1

Dear Shareholder:

The Prospectus for the following Victory Funds is being revised to reflect the addition of credit default swaps as an allowable investment and the associated risks of investment; and the location of the account application on the web site. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                                Convertible Fund

                       Supplement dated August 31, 2005 To
              the Prospectus dated March 1, 2005, as revised April
                                    12, 2005

      1. On page 6, under "Investments," effective January 1, 2006, please add the following:

            *Credit Default Swaps.
            A swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place. A negative credit event occurs for the underlying reference obligation in instances of bankruptcy, insolvency, restructuring, or failure to make payment. In the event a negative credit event occurs, the buyer receives the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. In the absence of a negative credit event, the seller receives fixed payments throughout the term of the contract. A Fund may be either the buyer or the seller in a credit default swap transaction.

            *Derivative Instruments: Indicates an instrument whose value is linked to or derived from another security, instrument or index.

      2. On page 8, under "Risk Factors," after the information in "Risks associated with investing in debt securities," effective January 1, 2006, please add the following:

            Additional Risks associated with investing in credit default swaps:
            o If a Fund is a buyer and no negative credit event occurs, the Fund will lose its investment and recover nothing.
            o If a Fund is a seller and a negative credit event occurs, the Fund must pay the buyer the full notional value of the reference obligation.
            o The Fund also incurs greater risk by investing in swaps than if the Fund had invested in the obligation directly.

3. On page 19, in the chart below "How to Buy Shares," replace the information under "On the Internet" with the following:

            To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Mutual Funds, Account Application and Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


            For more information, please call the Victory Funds at 800-539-3863.


                                  VF-SPEC-SUPP1